11. INCOME TAXES: Schedule of tax credits and unused tax losses (Details) - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Exploration and evaluation assets
Significant components of the Company’s temporary differences, unused tax credits and unused tax losses	$ (6,000)	$ 2,132,000
Expiry Date Range	No expiry date	No expiry date
Property and equipment
Significant components of the Company’s temporary differences, unused tax credits and unused tax losses	$ 14,000	$ 16,000
Expiry Date Range	No expiry date	No expiry date
Share issue costs
Significant components of the Company’s temporary differences, unused tax credits and unused tax losses	$ 416,000	$ 216,000
Expiry Date Range	2022 to 2025	2021 to 2024
Allowable capital losses
Significant components of the Company’s temporary differences, unused tax credits and unused tax losses	$ 3,762,000	$ 3,762,000
Expiry Date Range	No expiry date	No expiry date
Non-capital losses available for future periods
Significant components of the Company’s temporary differences, unused tax credits and unused tax losses	$ 18,401,000	$ 17,205,000
Expiry Date Range	2026 to 2041	2026 to 2040